PLANT, PROPERTY AND EQUIPMENT (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Plant, property and equipment
Cost	61,337,000,000	55,457,000,000
Accumulated Depreciation	19,563,000,000	17,851,000,000
Net Book Value	41,774,000,000	37,606,000,000
Mexico
Plant, property and equipment
Net Book Value	2,485,000,000	1,574,000,000
Liquids Pipelines | Keystone XL | Under construction
Plant, property and equipment
Amount of construction in progress, which remains subject to regulatory approvals	3,200,000,000	2,600,000,000
Energy | Facilities under PPAs
Plant, property and equipment
Cost	695,000,000	640,000,000
Accumulated Depreciation	103,000,000	78,000,000
Revenues recognized through the sale of electricity	81,000,000	78,000,000	73,000,000
Operating segments | Natural Gas Pipelines
Plant, property and equipment
Cost	37,076,000,000	34,427,000,000
Accumulated Depreciation	16,872,000,000	15,723,000,000
Net Book Value	20,204,000,000	18,704,000,000
Operating segments | Natural Gas Pipelines | Pipeline | Mexico
Plant, property and equipment
Cost	1,518,000,000	641,000,000
Accumulated Depreciation	130,000,000	90,000,000
Net Book Value	1,388,000,000	551,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	13,061,000,000	12,856,000,000
Accumulated Depreciation	7,992,000,000	7,592,000,000
Net Book Value	5,069,000,000	5,264,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline | Pipeline
Plant, property and equipment
Cost	9,045,000,000	8,970,000,000
Accumulated Depreciation	5,712,000,000	5,457,000,000
Net Book Value	3,333,000,000	3,513,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline | Compression
Plant, property and equipment
Cost	3,423,000,000	3,392,000,000
Accumulated Depreciation	2,100,000,000	1,961,000,000
Net Book Value	1,323,000,000	1,431,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline | Metering and other
Plant, property and equipment
Cost	458,000,000	409,000,000
Accumulated Depreciation	180,000,000	174,000,000
Net Book Value	278,000,000	235,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	12,926,000,000	12,771,000,000
Accumulated Depreciation	7,992,000,000	7,592,000,000
Net Book Value	4,934,000,000	5,179,000,000
Operating segments | Natural Gas Pipelines | Canadian Mainline | Under construction
Plant, property and equipment
Cost	135,000,000	85,000,000
Net Book Value	135,000,000	85,000,000
Operating segments | Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	11,685,000,000	11,088,000,000
Accumulated Depreciation	5,383,000,000	5,081,000,000
Net Book Value	6,302,000,000	6,007,000,000
Operating segments | Natural Gas Pipelines | NGTL System | Pipeline
Plant, property and equipment
Cost	8,185,000,000	7,813,000,000
Accumulated Depreciation	3,619,000,000	3,410,000,000
Net Book Value	4,566,000,000	4,403,000,000
Operating segments | Natural Gas Pipelines | NGTL System | Compression
Plant, property and equipment
Cost	2,055,000,000	2,038,000,000
Accumulated Depreciation	1,318,000,000	1,253,000,000
Net Book Value	737,000,000	785,000,000
Operating segments | Natural Gas Pipelines | NGTL System | Metering and other
Plant, property and equipment
Cost	1,032,000,000	947,000,000
Accumulated Depreciation	446,000,000	418,000,000
Net Book Value	586,000,000	529,000,000
Operating segments | Natural Gas Pipelines | NGTL System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	11,272,000,000	10,798,000,000
Accumulated Depreciation	5,383,000,000	5,081,000,000
Net Book Value	5,889,000,000	5,717,000,000
Operating segments | Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Cost	413,000,000	290,000,000
Net Book Value	413,000,000	290,000,000
Operating segments | Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	2,560,000,000	2,159,000,000
Accumulated Depreciation	297,000,000	231,000,000
Net Book Value	2,263,000,000	1,928,000,000
Operating segments | Natural Gas Pipelines | ANR | Pipeline
Plant, property and equipment
Cost	1,087,000,000	922,000,000
Accumulated Depreciation	85,000,000	59,000,000
Net Book Value	1,002,000,000	863,000,000
Operating segments | Natural Gas Pipelines | ANR | Compression
Plant, property and equipment
Cost	741,000,000	635,000,000
Accumulated Depreciation	102,000,000	81,000,000
Net Book Value	639,000,000	554,000,000
Operating segments | Natural Gas Pipelines | ANR | Metering and other
Plant, property and equipment
Cost	617,000,000	535,000,000
Accumulated Depreciation	110,000,000	91,000,000
Net Book Value	507,000,000	444,000,000
Operating segments | Natural Gas Pipelines | ANR | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	2,445,000,000	2,092,000,000
Accumulated Depreciation	297,000,000	231,000,000
Net Book Value	2,148,000,000	1,861,000,000
Operating segments | Natural Gas Pipelines | ANR | Under construction
Plant, property and equipment
Cost	115,000,000	67,000,000
Net Book Value	115,000,000	67,000,000
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost	9,770,000,000	8,324,000,000
Accumulated Depreciation	3,200,000,000	2,819,000,000
Net Book Value	6,570,000,000	5,505,000,000
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	8,638,000,000	7,277,000,000
Accumulated Depreciation	3,200,000,000	2,819,000,000
Net Book Value	5,438,000,000	4,458,000,000
Operating segments | Natural Gas Pipelines | Other Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	1,132,000,000	1,047,000,000
Net Book Value	1,132,000,000	1,047,000,000
Operating segments | Natural Gas Pipelines | GTN | Pipeline
Plant, property and equipment
Cost	1,842,000,000	1,685,000,000
Accumulated Depreciation	588,000,000	488,000,000
Net Book Value	1,254,000,000	1,197,000,000
Operating segments | Natural Gas Pipelines | Great Lakes | Pipeline
Plant, property and equipment
Cost	1,807,000,000	1,650,000,000
Accumulated Depreciation	939,000,000	833,000,000
Net Book Value	868,000,000	817,000,000
Operating segments | Natural Gas Pipelines | Foothills | Pipeline
Plant, property and equipment
Cost	1,671,000,000	1,649,000,000
Accumulated Depreciation	1,180,000,000	1,120,000,000
Net Book Value	491,000,000	529,000,000
Operating segments | Natural Gas Pipelines | Other | Pipeline
Plant, property and equipment
Cost	1,800,000,000	1,652,000,000
Accumulated Depreciation	363,000,000	288,000,000
Net Book Value	1,437,000,000	1,364,000,000
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost	15,615,000,000	13,179,000,000
Accumulated Depreciation	687,000,000	439,000,000
Net Book Value	14,928,000,000	12,740,000,000
Operating segments | Liquids Pipelines | Under construction
Plant, property and equipment
Cost	4,438,000,000	6,020,000,000
Net Book Value	4,438,000,000	6,020,000,000
Operating segments | Liquids Pipelines | Keystone | Pipeline
Plant, property and equipment
Cost	7,931,000,000	5,079,000,000
Accumulated Depreciation	463,000,000	286,000,000
Net Book Value	7,468,000,000	4,793,000,000
Operating segments | Liquids Pipelines | Keystone | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	11,177,000,000	7,159,000,000
Accumulated Depreciation	687,000,000	439,000,000
Net Book Value	10,490,000,000	6,720,000,000
Operating segments | Liquids Pipelines | Keystone | Pumping equipment
Plant, property and equipment
Cost	964,000,000	1,118,000,000
Accumulated Depreciation	80,000,000	82,000,000
Net Book Value	884,000,000	1,036,000,000
Operating segments | Liquids Pipelines | Keystone | Tanks and other
Plant, property and equipment
Cost	2,282,000,000	962,000,000
Accumulated Depreciation	144,000,000	71,000,000
Net Book Value	2,138,000,000	891,000,000
Operating segments | Energy
Plant, property and equipment
Cost	8,414,000,000	7,660,000,000
Accumulated Depreciation	1,924,000,000	1,628,000,000
Net Book Value	6,490,000,000	6,032,000,000
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	8,265,000,000	7,606,000,000
Accumulated Depreciation	1,924,000,000	1,628,000,000
Net Book Value	6,341,000,000	5,978,000,000
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	149,000,000	54,000,000
Net Book Value	149,000,000	54,000,000
Operating segments | Energy | Natural Gas – Ravenswood
Plant, property and equipment
Cost	2,140,000,000	1,966,000,000
Accumulated Depreciation	476,000,000	377,000,000
Net Book Value	1,664,000,000	1,589,000,000
Operating segments | Energy | Natural Gas - Other
Plant, property and equipment
Cost	3,214,000,000	3,061,000,000
Accumulated Depreciation	971,000,000	846,000,000
Net Book Value	2,243,000,000	2,215,000,000
Operating segments | Energy | Hydro
Plant, property and equipment
Cost	736,000,000	673,000,000
Accumulated Depreciation	156,000,000	126,000,000
Net Book Value	580,000,000	547,000,000
Operating segments | Energy | Wind
Plant, property and equipment
Cost	970,000,000	946,000,000
Accumulated Depreciation	190,000,000	155,000,000
Net Book Value	780,000,000	791,000,000
Operating segments | Energy | Natural Gas Storage
Plant, property and equipment
Cost	653,000,000	677,000,000
Accumulated Depreciation	99,000,000	92,000,000
Net Book Value	554,000,000	585,000,000
Operating segments | Energy | Solar
Plant, property and equipment
Cost	488,000,000	226,000,000
Accumulated Depreciation	13,000,000	2,000,000
Net Book Value	475,000,000	224,000,000
Number of facilities acquired	4
Operating segments | Energy | Other
Plant, property and equipment
Cost	64,000,000	57,000,000
Accumulated Depreciation	19,000,000	30,000,000
Net Book Value	45,000,000	27,000,000
Corporate
Plant, property and equipment
Cost	232,000,000	191,000,000
Accumulated Depreciation	80,000,000	61,000,000
Net Book Value	152,000,000	130,000,000